Condensed Consolidated Statements Of Income (Unaudited) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	6 Months Ended
	Sep. 30, 2013		Sep. 30, 2012
Interest income:
Loans, including fees	¥ 817,510		¥ 793,828
Deposits in other banks	20,386		13,868
Investment securities	179,037		187,884
Trading account assets	187,493		185,943
Call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	31,511		32,422
Total	1,235,937		1,213,945
Interest expense:
Deposits	107,618		113,647
Call money, funds purchased, and payables under repurchase agreements and securities lending transactions	21,946		35,295
Due to trust account, other short-term borrowings, and trading account liabilities	27,787		28,124
Long-term debt	112,164		118,009
Total	269,515		295,075
Net interest income	966,422		918,870
Provision (credit) for credit losses	(60,229)		80,012
Net interest income after provision (credit) for credit losses	1,026,651		838,858
Non-interest income:
Fees and commissions income	639,422		540,963
Foreign exchange gains (losses)-net	(35,659)		76,616
Trading account profits (losses)-net	(192,113)		301,785
Investment securities gains-net	129,961	[1]	35,712	[1]
Equity in earnings of equity method investees-net	87,151		10,032
Other non-interest income	64,700		61,868
Total	693,462		1,026,976
Non-interest expense:
Salaries and employee benefits	496,784		460,925
Occupancy expenses-net	78,619		77,475
Fees and commission expenses	111,437		100,565
Outsourcing expenses, including data processing	105,052		98,725
Depreciation of premises and equipment	49,358		46,609
Amortization of intangible assets	99,550		103,007
Impairment of intangible assets	133		235
Insurance premiums, including deposit insurance	50,445		48,792
Communications	24,924		23,558
Taxes and public charges	34,523		33,399
Other non-interest expenses	138,877		188,940
Total	1,189,702		1,182,230
Income before income tax expense	530,411		683,604
Income tax expense	99,411		70,518
Net income before attribution of noncontrolling interests	431,000		613,086
Net income attributable to noncontrolling interests	47,686		17,074
Net income attributable to Mitsubishi UFJ Financial Group	383,314		596,012
Income allocated to preferred shareholders:
Cash dividends paid	8,970		8,970
Changes in a foreign affiliated company's interests in its subsidiary	3,301
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 371,043		¥ 587,042
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group
Basic earnings per common share-Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 26.21		¥ 41.50
Diluted earnings per common share-Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥ 26.10		¥ 41.44

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value of ¥ 5,615 million and ¥ 1,102 million; Other comprehensive income-net of ¥ 560 million and ¥ 202 million; Total credit losses of ¥ 6,175 million and ¥ 1,304 million for the six months ended September 30, 2012 and 2013, respectively.